Accrued Expenses And Other Current Liabilities	12 Months Ended
Dec. 31, 2018
Accrued Expenses And Other Current Liabilities
11.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of December 31,
	2017	2018
	RMB	RMB	US$
Payable to online advertising platforms as agency	490,981	523,765	76,178
Accrued advertising, marketing and promotional expenses	231,330	288,290	41,930
Salary and welfare payable	208,116	210,483	30,613
Accrued operating expenses	200,387	193,648	28,165
Deferred revenue	123,324	138,227	20,104
Other taxes payable	33,159	35,120	5,108
Accrued bandwidth and cloud service costs	56,660	20,960	3,051
Payable for purchase of property, equipment and intangible assets	30,530	8,725	1,269
Deferred government subsidies	10,980	7,580	1,102
Advances from disposal of investments	19,200	—	—
Others	127,822	87,844	12,776

Total	1,532,489	1,514,642	220,296